April 20, 2015

Supplement

SUPPLEMENT DATED APRIL 20, 2015 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Active Assets Institutional Government Securities Trust, dated October 31, 2014
Active Assets Institutional Money Trust, dated October 31, 2014
(collectively, the "Funds")

The first two sentences of the fourth paragraph of the section of the Statement of Additional Information entitled "Management of the Funds—Management Information—Independent Trustees and the Committees" are hereby deleted and replaced with the following:

Joseph J. Kearns is a member of the Audit Committee for Active Assets Institutional Government Securities Trust. The members of the Audit Committee for Active Assets Institutional Money Trust are Jakki L. Haussler, Joseph J. Kearns, Michael F. Klein and W. Allen Reed.

The last four sentences of the fifth paragraph of the section of the Statement of Additional Information entitled "Management of the Funds—Management Information—Independent Trustees and the Committees" are hereby deleted and replaced with the following:

The members of the Governance Committee for Active Assets Institutional Government Securities Trust are Michael E. Nugent and Fergus Reid. The members of the Governance Committee for Active Assets Institutional Money Trust are Kathleen A. Dennis, Michael E. Nugent and Fergus Reid. In addition, Michael E. Nugent (as Chairperson of the Morgan Stanley Funds) periodically may attend other operating committee meetings. The Chairperson of the Governance Committee is Fergus Reid.

The third sentence of the sixth paragraph of the section of the Statement of Additional Information entitled "Management of the Funds—Management Information—Independent Trustees and the Committees" is hereby deleted and replaced with the following:

Accordingly, the Independent Trustees for Active Assets Institutional Government Securities Trust (Michael Bozic, Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid) and the Independent Trustees for Active Assets Institutional Money Trust (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Nancy C. Everett, Jakki L. Haussler, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participate in the selection and nomination of candidates for election as Independent Trustees for the Funds.

The third and fourth sentences of the seventh paragraph of the section of the Statement of Additional Information entitled "Management of the Funds—Management Information—Independent Trustees and the Committees" are hereby deleted and replaced with the following:

With respect to Active Assets Institutional Money Trust, the Compliance and Insurance Committee consists of Frank L. Bowman, Michael Bozic, Nancy C. Everett, James F. Higgins and Manuel H. Johnson. Frank L. Bowman, Michael Bozic, Nancy C. Everett and Manuel H. Johnson are Independent Trustees.

The ninth and tenth paragraphs of the section of the Statement of Additional Information entitled "Management of the Funds—Management Information—Independent Trustees and the Committees" are hereby deleted and replaced with the following:

The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the funds' primary areas of investment, namely equities, fixed income and alternatives. Within the Fund Complex, the Sub-Committees and their members are as follows:

(1)  Equity—W. Allen Reed (Chairperson), Frank L. Bowman, Nancy C. Everett and Michael E. Nugent.

(2)  Fixed Income—Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

(3)  Money Market and Alternatives—Kathleen A. Dennis (Chairperson), Jakki L. Haussler, James F. Higgins and Joseph J. Kearns.

Frank L. Bowman, Kathleen A. Dennis, Nancy C. Everett, Jakki L. Haussler, Michael F. Klein and W. Allen Reed are not members of the Board, Committees or Sub-Committees of Active Assets Institutional Government Securities Trust.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.